Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Purchase of goods	¥ 1,451,404	¥ 340,356	¥ 213,350
Purchase of services	462,126	317,921	1,001
Provision of services	44,420	6,300	¥ 1,825
Amounts due from related parties (current and non current)		17,475			¥ 149,964
Sales of product	¥ 111,510
Amounts due to related parties		¥ 323,108		$ 76,530	532,788
Shanjing business management Ningbo Co Ltd
Related Party Transaction [Line Items]
Due to Related Parties					¥ 12,500
Interest rate (as a percent)				3.05%	3.05%